RISK MANAGEMENT - Modified Financial Assets - Foreclosed assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management [abstract]
Foreclosed assets received	$ 212,191	$ 84,535
Foreclosed assets sold	$ 95,042	$ 224,310